Capital Stock	12 Months Ended
Dec. 31, 2024
Disclosure of Capital Stock [abstract]
Capital Stock

NOTE 31. CAPITAL STOCK
As part of the acquisition of HSBC's businesses in Argentina, the Ordinary and Extraordinary Shareholders' Meeting of Grupo Financiero Galicia S.A., held on August 20, 2024, resolved to approve the increase in share capital through the issuance of up to a maximum of 115,582,280 Class B ordinary, book-entry shares, with one (1) vote per share and a nominal value of $1 (one peso) each, and with dividend rights on the same terms as the ordinary, book-entry shares in circulation at the time of issuance.
On October 17, 2024, through Joint Resolution No. RESFC-2024-22904-APN-DIR#CNV, the Board of Directors of the CNV authorized the public offering of 115,582,280 Class B ordinary, book-entry shares, with a nominal value of one peso (NV $1) each, with one vote per share.
On December 5, 2024, 113,821,610 Class B ordinary shares, with a nominal value of one peso (NV $1) each, with one vote per share, were issued. These new shares were delivered on December 6, 2024, to HSBC Holding plc as payment for the aforementioned acquisition.
The capital increase amounted to Ps. 739,572,218, and the related expenses amounted to Ps. 1,063,170, being deducted from the additional paid-in capital.
On December 27, 2024 the aforementioned capital increase was registered in the Public Registry of Commerce.
Additionally, the mentioned Shareholders' Meeting held on August 20, 2024, resolved to approve a second capital increase, up to a maximum, in combination with the first increase, of 162,035,894 Class B ordinary, book-entry shares, with one (1) vote per share and a nominal value of $1 (one peso) each, and with dividend rights on the same terms as the ordinary, book-entry shares in circulation at the time of issuance.
This second capital increase was carried out in order to use the amount of the Pre-emptive Subscription Offer to make a total or partial payment of the HSBC Loans, in benefit of HSBC Latin America B.V. and HSBC Latin America Holdings (UK) Limited, as a consequence of the transaction price adjustment determined on December 6, 2024.
On February 13, 2025, 17,740,028 Class B ordinary shares, with of one peso (VN $1) each, with one vote per share, were issued, allowing Grupo Galicia to pay and capitalize the credits in benefit of HSBC for the price adjustment of the transaction.
This increase is pending registration with the Public Registry of Commerce at the date of issuance of these consolidated financial statements (see Note 54).
The capital stock structure is detailed in Schedule K.
The Company has no treasury shares in portfolio.
The Company’s shares are listed on Bolsas y Mercados Argentinos (BYMA), Mercado Abierto Electrónico S.A. (MAE) and the National Association of Securities Dealers Automated Quotation (NASDAQ).